Summary of Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Schedule of Financial Assets and Liabilities Measured and Not Measured at Fair Value
Certain of our financial instruments are not measured at fair value on a recurring basis. The estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold or settled. The carrying amounts and estimated fair values of financial instruments were as follows (in thousands):

	June 30, 2019		December 31, 2018
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial liabilities measured at fair value:
Deferred compensation plan	$6,424	$6,424	$10,574	$10,574
Contingent consideration	3,023	3,023	—	—
Financial assets not measured at fair value:
Cash and cash equivalents	$40,039	$40,039	$51,529	$51,529
Restricted cash	13,276	13,276	7,914	7,914
Accounts receivable, net	9,232	9,232	4,928	4,928
Due from affiliates	93	93	45	45
Due from Ashford Trust OP	4,872	4,872	5,293	5,293
Due from Braemar OP	1,830	1,830	1,996	1,996
Investments in unconsolidated entities	2,990	2,990	500	500
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses	$26,154	$26,154	$24,880	$24,880
Dividends payable	2,791	2,791	—	—
Due to affiliates	726	726	2,032	2,032
Other liabilities	14,179	14,179	8,418	8,418
Notes payable	25,102	23,591 to 26,075	18,006	16,681 to 18,437

Certain of our financial instruments are not measured at fair value on a recurring basis. The estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold or settled. The carrying amounts and estimated fair values of financial instruments were as follows (in thousands):

	December 31, 2018		December 31, 2017
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial liabilities measured at fair value:
Deferred compensation plan	$10,574	$10,574	$19,259	$19,259
Contingent consideration	—	—	2,262	2,262
Financial assets not measured at fair value:
Cash and cash equivalents	$51,529	$51,529	$36,480	$36,480
Restricted cash	7,914	7,914	9,076	9,076
Accounts receivable, net	4,928	4,928	5,127	5,127
Due from affiliates	45	45	—	—
Due from Ashford Trust OP	5,293	5,293	13,346	13,346
Due from Braemar OP	1,996	1,996	1,738	1,738
Investments in unconsolidated entities	500	500	500	500
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses	$24,880	$24,880	$20,529	$20,529
Due to affiliates	2,032	2,032	4,272	4,272
Other liabilities	8,418	8,418	9,076	9,076
Notes payable	18,006	16,681 to 18,437	11,947	12,040